Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Line Items]
Class B common stock conversion, number of shares	3,372,031	3,313,787	3,221,259
Anti-dilutive stock options excluded from earnings per share	49,354	30,154	18,489